Note 13 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2023	Jul. 31, 2022	Apr. 30, 2019
Unrecorded Unconditional Purchase Obligation, Total	$ 100,239		$ 100,239
Payments for Unconditional Purchase Commitment					$ 3,800
Guarantee for Service Agreement [Member]
Letters of Credit Outstanding, Amount	2,400		2,400				$ 2,600
Microsoft Office 365 [Member]
Unrecorded Unconditional Purchase Obligation, Total								$ 6,100	$ 2,100
Payments for Unconditional Purchase Commitment			1,900	$ 700	700	$ 700
IT solutions [Member]
Unrecorded Unconditional Purchase Obligation, Total	$ 96,000	$ 22,000	96,000
Unrecorded Unconditional Purchase Obligation, Term (Year)	3 years	3 years
Payments for Unconditional Purchase Commitment			$ 19,100	$ 12,100	$ 3,100